General	12 Months Ended
Jun. 30, 2025
General
General

1.	General

Basel Medical Group Ltd. is incorporated and domiciled in British Virgin Islands (BVI) with operations conducted by its fully owned subsidiary, Basel Medical Group Pte. Ltd. (F.K.A Singmed Specialists Pte. Ltd.), based in Singapore at 6 Napier Road #03-07 Gleneagles Medical Centre, Singapore 258499.

The principal activities of the Company pertain to investment holding.

Reorganization

In October 2020, as part of an internal reorganization, all of the shares in our operating subsidiaries were transferred by our founder, Dr. Kevin Yip, to Basel Medical Group Pte. Ltd. (F.K.A Singmed Specialists Pte. Ltd.) Subsequently, in June 2023, Dr. Kevin Yip entered into an agreement with Rainforest Capital VCC to transfer all the shares he held in Basel Medical Group Pte. Ltd. (F.K.A. Singmed Specialists Pte. Ltd.) to Rainforest Capital VCC. Upon completion, Rainforest Capital VCC became the sole shareholder of Basel Medical Group Pte. Ltd. (F.K.A Singmed Specialists Pte. Ltd.), which holds the shares of all of our subsidiaries. Rainforest Capital VCC is a variable capital company incorporated in Singapore and is an investment fund managed by AIP Investment Partners Pte. Ltd., a licensed fund manager in Singapore.

On August 10, 2023, Basel Medical Group Ltd. was incorporated under the laws of the BVI as our holding Company to facilitate this offering and the listing of Basel Medical Group Ltd.’s ordinary shares on Nasdaq, and in connection therewith, Rainforest VCC (an umbrella fund with multiple sub-funds), through its sub-fund, Basel Medical Fund, subscribed for 16,250,000 ordinary shares in Basel Medical Group Ltd. amounting to US$18,362,500 at a subscription price of US$1.13 per share. In August 2023, all of the shares in Basel Medical Group Pte. Ltd. (F.K.A Singmed Specialists Pte. Ltd.) were transferred to Basel Medical Group Ltd. by Rainforest Capital VCC to prepare for this listing and offering.

Subsequently, between September 2023 and January and April 2024, Rainforest Capital VCC sold certain of the shares it held in Basel Medical Group Ltd. to certain other investors, following which Rainforest Capital VCC held a total of 12,387,982 ordinary shares.

The consolidated financial statements of the Group were prepared on the basis as if the reorganisation became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Group.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

1.	General (Continued)

The Group has following subsidiaries as at June 30, 2025 and 2024:

Name of entity	Principal activities	Country of business and incorporation	Proportion of ordinary shares held by Group
			2025	2024
			%	%
Basel Medical Group Pte. Ltd. (F.K.A. Singmed Specialists Pte. Ltd.)	Other holding companies	Singapore	100	100

Singapore Sports & Orthopaedic Clinic Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

Singapore Sports & Orthopaedic Services Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

SSOC Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

SSOS Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

1.	General (Continued)

Name of entity	Principal activities	Country of business and incorporation	Proportion of ordinary shares held by Group
			2025	2024
			%	%
Singapore Knee, Sports and Orthopaedic Clinic Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

Singapore Knee, Sports & Orthopaedic Services Pte. Ltd.	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Singapore	100	100

Pharma Avenue Pte. Ltd. (F.K.A. Singapore Sports and Physiotherapy Centre Pte. Ltd.)	Other health services N.E.C (E.g. Physiotherapy, chiropratic, speech therapy) and physiotherapy	Singapore	100	100

Basel Medflow Pte. Ltd.	Other information technology and computer service activities, retail sale of sports apparel and equipment (including bicycles, boats and healthcare equipment)	Singapore	60	-

Bethesda Medical Pte. Ltd.	Clinics and other general medical services (western)	Singapore	100	-

Oasis Medical Clinic Pte. Ltd.	Clinics and other general medical services (western)	Singapore	100	-

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

1.	General (Continued)

On October 14, 2024, Singmed Specialists Pte. Ltd. changed its corporate name to Basel Medical Group Pte. Ltd.

On June 23, 2025, Singapore Sports and Physiotherapy Centre Pte. Ltd. changed its corporate name to Pharma Avenue Pte. Ltd.